SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Operations:
Total net realized capital gains (losses)									$ 541,000,000	$ (164,000,000)	$ (5,210,000,000)
Benefits, claims and expenses:
Policyholder benefits and claims incurred									33,450,000,000	41,392,000,000	45,314,000,000
Interest credited to policyholder account balances									4,467,000,000	4,487,000,000	4,611,000,000
Amortization of deferred acquisition costs									5,486,000,000	5,821,000,000	6,670,000,000
Other acquisition and insurance expenses									8,458,000,000	10,163,000,000	9,815,000,000
Net (gain) loss on sale of properties and divested businesses	2,000,000	(2,000,000)	(2,000,000)	(72,000,000)	19,430,000,000	4,000,000	205,000,000	(73,000,000)	(74,000,000)	19,566,000,000	(1,271,000,000)
Total benefits, claims and expenses									65,158,000,000	57,871,000,000	89,889,000,000
Income (loss) from continuing operations before income tax (benefit) expense	2,885,000,000	(4,270,000,000)	1,794,000,000	(1,310,000,000)	16,568,000,000	179,000,000	1,235,000,000	1,684,000,000	(901,000,000)	19,666,000,000	(14,442,000,000)
Income tax benefit									(19,764,000,000)	6,736,000,000	(2,055,000,000)
Income (loss) from continuing operations									18,863,000,000	12,930,000,000	(12,387,000,000)
Income (loss) from discontinued operations, net of income tax	140,000,000	(221,000,000)	(37,000,000)	2,585,000,000	3,574,000,000	(1,869,000,000)	(2,645,000,000)	295,000,000	2,467,000,000	(645,000,000)	2,661,000,000
Net income (loss)	21,602,000,000	(3,826,000,000)	2,053,000,000	1,501,000,000	14,387,000,000	(2,225,000,000)	(2,321,000,000)	2,444,000,000	21,330,000,000	12,285,000,000	(9,726,000,000)
Net income attributable to AIG	21,479,000,000	(3,990,000,000)	1,836,000,000	1,297,000,000	13,853,000,000	(2,729,000,000)	(2,862,000,000)	1,796,000,000	20,622,000,000	10,058,000,000	(8,362,000,000)
Net income attributable to AIG common shareholders									19,810,000,000	2,046,000,000	(9,657,000,000)
Basic:
Income (loss) from continuing operations (in dollars per share)	$ 11.24	$ (1.99)	$ 1.03	$ (1.34)	$ 15.30	$ (6.23)	$ (1.52)	$ 2.26	$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)	$ 0.07	$ (0.11)	$ (0.03)	$ 1.65	$ 5.28	$ (13.85)	$ (19.56)	$ 0.42	$ 1.36	$ (1.04)	$ 19.14
Diluted:
Income (loss) from continuing operations (in dollars per share)	$ 11.24	$ (1.99)	$ 1.03	$ (1.34)	$ 15.30	$ (6.23)	$ (1.52)	$ 2.26	$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)	$ 0.07	$ (0.11)	$ (0.03)	$ 1.65	$ 5.28	$ (13.85)	$ (19.56)	$ 0.42	$ 1.36	$ (1.04)	$ 19.14
Other data (from continuing operations):
Adjustment to federal and foreign deferred tax valuation allowance	19,410,000,000	(1,162,000,000)	588,000,000	(529,000,000)	(1,624,000,000)	20,000,000	(532,000,000)	775,000,000
Tax impact of AIA gain adjustment					1,000,000,000
Adjustment to after-tax gain on sale of business					1,600,000,000						2,300,000,000
New accounting standard for acquisition costs
Statement of Operations:
Total net realized capital gains (losses)									541,000,000	(164,000,000)	(5,210,000,000)
Benefits, claims and expenses:
Policyholder benefits and claims incurred									33,450,000,000	41,392,000,000	45,314,000,000
Interest credited to policyholder account balances									4,467,000,000	4,487,000,000	4,611,000,000
Amortization of deferred acquisition costs									5,486,000,000	5,821,000,000	6,670,000,000
Other acquisition and insurance expenses									8,458,000,000	10,163,000,000	9,815,000,000
Net (gain) loss on sale of properties and divested businesses									74,000,000	(19,566,000,000)	1,271,000,000
Total benefits, claims and expenses									65,158,000,000	57,871,000,000	89,889,000,000
Income (loss) from continuing operations before income tax (benefit) expense									(901,000,000)	19,666,000,000	(14,442,000,000)
Income tax benefit									(19,764,000,000)	6,736,000,000	(2,055,000,000)
Income (loss) from continuing operations									18,863,000,000	12,930,000,000	(12,387,000,000)
Income (loss) from discontinued operations, net of income tax									2,467,000,000	(645,000,000)	2,661,000,000
Net income (loss)									21,330,000,000	12,285,000,000	(9,726,000,000)
Net income attributable to AIG									20,622,000,000	10,058,000,000	(8,362,000,000)
Net income attributable to AIG common shareholders									19,810,000,000	2,046,000,000	(9,657,000,000)
Basic:
Income (loss) from continuing operations (in dollars per share)									$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)									$ 1.36	$ (1.04)	$ 19.14
Diluted:
Income (loss) from continuing operations (in dollars per share)									$ 9.65	$ 16.02	$ (90.51)
Income (loss) from discontinued operations (in dollars per share)									$ 1.36	$ (1.04)	$ 19.14
Other data (from continuing operations):
Adjustment to federal and foreign deferred tax valuation allowance									(18,307,000,000)	1,361,000,000	2,986,000,000
New accounting standard for acquisition costs | As Previously Reported
Statement of Operations:
Total net realized capital gains (losses)									521,000,000	(175,000,000)	(5,210,000,000)
Benefits, claims and expenses:
Policyholder benefits and claims incurred									33,449,000,000	41,394,000,000	45,311,000,000
Interest credited to policyholder account balances									4,446,000,000	4,480,000,000	4,704,000,000
Amortization of deferred acquisition costs									8,019,000,000	9,134,000,000	9,442,000,000
Other acquisition and insurance expenses									6,091,000,000	6,775,000,000	6,818,000,000
Net (gain) loss on sale of properties and divested businesses									74,000,000	(17,767,000,000)	1,271,000,000
Total benefits, claims and expenses									65,302,000,000	59,590,000,000	89,754,000,000
Income (loss) from continuing operations before income tax (benefit) expense									(1,065,000,000)	17,936,000,000	(14,307,000,000)
Income tax benefit									(18,036,000,000)	5,859,000,000	(1,489,000,000)
Income (loss) from continuing operations									16,971,000,000	12,077,000,000	(12,818,000,000)
Income (loss) from discontinued operations, net of income tax									1,535,000,000	(2,064,000,000)	505,000,000
Net income (loss)									18,506,000,000	10,013,000,000	(12,313,000,000)
Net income attributable to AIG									17,798,000,000	7,786,000,000	(10,949,000,000)
Net income attributable to AIG common shareholders									16,986,000,000	1,583,000,000	(12,244,000,000)
Basic:
Income (loss) from continuing operations (in dollars per share)									$ 8.60	$ 14.75	$ (93.69)
Income (loss) from discontinued operations (in dollars per share)									$ 0.84	$ (3.15)	$ 3.21
Diluted:
Income (loss) from continuing operations (in dollars per share)									$ 8.60	$ 14.75	$ (93.69)
Income (loss) from discontinued operations (in dollars per share)									$ 0.84	$ (3.15)	$ 3.21
Other data (from continuing operations):
Adjustment to federal and foreign deferred tax valuation allowance	1,800,000,000								(16,561,000,000)	1,486,000,000	3,137,000,000
New accounting standard for acquisition costs | Effect of Change
Statement of Operations:
Total net realized capital gains (losses)									20,000,000	11,000,000
Benefits, claims and expenses:
Policyholder benefits and claims incurred									1,000,000	(2,000,000)	3,000,000
Interest credited to policyholder account balances									21,000,000	7,000,000	(93,000,000)
Amortization of deferred acquisition costs									(2,533,000,000)	(3,313,000,000)	(2,772,000,000)
Other acquisition and insurance expenses									2,367,000,000	3,388,000,000	2,997,000,000
Net (gain) loss on sale of properties and divested businesses										(1,799,000,000)
Total benefits, claims and expenses									(144,000,000)	(1,719,000,000)	135,000,000
Income (loss) from continuing operations before income tax (benefit) expense									164,000,000	1,730,000,000	(135,000,000)
Income tax benefit									(1,728,000,000)	877,000,000	(566,000,000)
Income (loss) from continuing operations									1,892,000,000	853,000,000	431,000,000
Income (loss) from discontinued operations, net of income tax									932,000,000	1,419,000,000	2,156,000,000
Net income (loss)									2,824,000,000	2,272,000,000	2,587,000,000
Net income attributable to AIG									2,824,000,000	2,272,000,000	2,587,000,000
Net income attributable to AIG common shareholders									2,824,000,000	463,000,000	2,587,000,000
Basic:
Income (loss) from continuing operations (in dollars per share)									$ 1.05	$ 1.27	$ 3.18
Income (loss) from discontinued operations (in dollars per share)									$ 0.52	$ 2.11	$ 15.93
Diluted:
Income (loss) from continuing operations (in dollars per share)									$ 1.05	$ 1.27	$ 3.18
Income (loss) from discontinued operations (in dollars per share)									$ 0.52	$ 2.11	$ 15.93
Other data (from continuing operations):
Adjustment to federal and foreign deferred tax valuation allowance									$ (1,746,000,000)	$ (125,000,000)	$ (151,000,000)